GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 35,981
Impairment losses	4,624	$ 3,853	$ 15,422
Exchange adjustments	(64)
Balance at end of year	35,269	35,981
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	242,260	250,417
Additions	4,879	6,894
Disposals or retirements		(15,052)
Exchange adjustments		1
Balance at end of year	247,075	242,260	250,417
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	35,981
Balance at end of year	35,269	35,981
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(206,279)	(216,557)
Disposals or retirements		15,047
Charge for the year	(923)	(917)
Impairment losses	(4,624)	(3,853)
Exchange adjustments	20	1
Balance at end of year	(211,806)	(206,279)	(216,557)
Goodwill [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	79,182	79,182
Additions	0	0
Disposals or retirements		0
Exchange adjustments	0	0
Balance at end of year	79,182	79,182	79,182
Goodwill [member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	12,537
Balance at end of year	12,537	12,537
Goodwill [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(66,645)	(66,591)
Disposals or retirements		0
Charge for the year		0
Impairment losses	0	(54)
Exchange adjustments	0	0
Balance at end of year	(66,645)	(66,645)	(66,591)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	121,173	128,977
Additions	4,475	6,771
Disposals or retirements		(14,576)
Exchange adjustments	(64)	1
Balance at end of year	125,584	121,173	128,977
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	17,679
Balance at end of year	17,008	17,679
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(103,494)	(115,533)
Disposals or retirements		14,573
Charge for the year		(482)
Impairment losses	(4,623)	(2,053)
Exchange adjustments	20	1
Balance at end of year	(108,576)	(103,494)	(115,533)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,707	8,947
Additions	22	102
Disposals or retirements		(342)
Exchange adjustments	0	0
Balance at end of year	8,729	8,707	8,947
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	146
Balance at end of year	159	146
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(8,561)	(8,790)
Disposals or retirements		342
Charge for the year	(9)	(7)
Impairment losses	0	(106)
Exchange adjustments	0	0
Balance at end of year	(8,570)	(8,561)	(8,790)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,198	33,311
Additions	382	21
Disposals or retirements		(134)
Exchange adjustments	0	0
Balance at end of year	33,580	33,198	33,311
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	5,619
Balance at end of year	5,565	5,619
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(27,579)	(25,643)
Disposals or retirements		132
Charge for the year	(435)	(428)
Impairment losses	(1)	(1,640)
Exchange adjustments	0	0
Balance at end of year	$ (28,015)	$ (27,579)	$ (25,643)